UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2013	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Common Stock (98.8%)
Aerospace & Defense (3.1%)
Engility Holdings*	28,316	$545
Exelis	117,600	1,292
L-3 Communications Holdings, Cl 3	151,300	11,487
Northrop Grumman	176,500	11,480
Raytheon	168,800	8,892

		33,696

Agricultural Operations (0.6%)
Archer-Daniels-Midland	231,300	6,599

Agricultural Products (0.7%)
Ingredion	120,500	7,961

Aircraft (0.6%)
Lockheed Martin	80,000	6,950

Apparel/Textiles (0.5%)
Jones Group	499,800	5,998

Application Software (0.6%)
Amdocs	179,100	6,392

Asset Management & Custody Banks (2.0%)
Ameriprise Financial	204,700	13,576
State Street	146,700	8,164

		21,740

Automotive (2.3%)
Autoliv	125,600	8,265
Ford Motor	619,000	8,016
TRW Automotive Holdings*	145,400	8,379

		24,660

Banks (10.0%)
Bank of America	1,246,800	14,114
Fifth Third Bancorp	415,700	6,772
Huntington Bancshares	1,055,300	7,345
JPMorgan Chase	635,900	29,919
Keycorp	493,100	4,635
PNC Financial Services Group	163,500	10,104
Regions Financial	602,700	4,689
SunTrust Banks	136,350	3,868
Wells Fargo	790,600	27,537

		108,983

Biotechnology (1.5%)
Amgen	138,400	11,828
United Therapeutics*	81,149	4,373

		16,201

Broadcasting, Newspapers & Advertising (0.4%)
Sinclair Broadcast Group, Cl A	318,500	4,389

Cable & Satellite (1.3%)
DIRECTV*	178,800	9,144

	Shares	Value (000)

Cable & Satellite (continued)
Time Warner Cable, Cl A	55,737	$4,979

		14,123

Chemicals (1.7%)
Ashland	70,100	5,503
Eastman Chemical	104,000	7,400
Huntsman	321,000	5,659

		18,562

Commercial Printing (1.1%)
Deluxe	232,734	8,562
RR Donnelley & Sons	410,800	3,780

		12,342

Commodity Chemicals (0.5%)
Cabot	144,300	5,401

Computer & Electronics Retail (0.1%)
RadioShack	337,900	1,112

Computers & Services (2.9%)
Hewlett-Packard	369,800	6,106
Seagate Technology	363,300	12,345
United Online	322,000	2,138
Western Digital	226,900	10,664

		31,253

Construction & Engineering (0.9%)
EMCOR Group	174,500	6,340
Tutor Perini*	232,100	3,850

		10,190

Consumer Discretionary (0.2%)
Energizer Holdings	26,440	2,301

Drug Retail (1.6%)
CVS Caremark	179,400	9,185
Walgreen	198,200	7,920

		17,105

Electrical Services (2.4%)
American Electric Power	193,100	8,746
Entergy	135,300	8,740
Public Service Enterprise Group	277,900	8,665

		26,151

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	30,600	7,013

Financial Services (4.1%)
Capital One Financial	89,300	5,029
Citigroup	427,600	18,028
Discover Financial Services	156,400	6,004
Goldman Sachs Group	83,100	12,287
Morgan Stanley	155,100	3,544

		44,892

Food, Beverage & Tobacco (0.9%)
Supervalu	574,200	2,245

Schedule of Investments January 31, 2013	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Food, Beverage & Tobacco (continued)
Tyson Foods, Cl A	353,500	$7,820

		10,065

Gas/Natural Gas (0.7%)
Atmos Energy	84,700	3,164
UGI	135,200	4,765

		7,929

General Merchandise Stores (1.4%)
Big Lots*	145,700	4,684
Target	167,400	10,113

		14,797

Health Care Equipment (2.0%)
Baxter International	83,800	5,685
Medtronic	118,400	5,518
Zimmer Holdings	150,700	11,242

		22,445

Household Products, Furniture & Fixtures (1.2%)
Whirlpool	113,000	13,038

Insurance (9.9%)
Aetna	250,300	12,072
Allstate	361,500	15,870
American Financial Group	239,300	10,185
Assurant	138,400	5,292
Chubb	53,900	4,329
CIGNA	75,000	4,376
Genworth Financial, Cl A*	393,400	3,607
Hartford Financial Services Group	182,400	4,524
Lincoln National	290,600	8,422
Magellan Health Services*	102,500	5,258
MetLife	146,100	5,455
Prudential Financial	187,200	10,835
Stancorp Financial Group	122,100	4,748
Travelers	156,800	12,303

		107,276

IT Consulting & Other Services (0.5%)
SAIC	424,400	5,135

Machinery (2.9%)
AGCO	178,700	9,471
Caterpillar	86,300	8,491
Deere	140,500	13,215

		31,177

Office Electronics (0.5%)
Xerox	699,500	5,603

Office Equipment (0.4%)
Steelcase, Cl A	284,000	3,871

Oil & Gas Equipment & Services (0.6%)
McDermott International*	502,800	6,119

Petroleum & Fuel Products (16.3%)
Chevron	338,400	38,967
ConocoPhillips	347,600	20,161

	Shares	Value (000)

Petroleum & Fuel Products (continued)
Exxon Mobil	403,500	$36,303
Marathon Oil	355,500	11,948
Marathon Petroleum	293,100	21,751
Nabors Industries	285,200	4,754
Phillips 66	219,400	13,289
Stone Energy*	217,700	4,898
Tesoro	176,700	8,603
Valero Energy	380,900	16,657

		177,331

Petroleum Refining (1.0%)
Hess	161,300	10,833

Pharmaceuticals (6.3%)
Abbott Laboratories	128,200	4,343
AbbVie	128,200	4,704
Endo Health Solutions*	156,100	4,942
Merck	435,300	18,827
Pfizer	1,213,600	33,107
Questcor Pharmaceuticals	90,096	2,295

		68,218

Printing & Publishing (2.0%)
AH Belo, Cl A	311,600	2,639
American Greetings, Cl A	290,500	4,648
Gannett	413,700	8,121
Lexmark International, Cl A	263,400	6,337

		21,745

Reinsurance (1.7%)
Everest Re Group	96,000	11,117
Validus Holdings	215,100	7,832

		18,949

Retail (3.1%)
Kohl’s	192,400	8,906
Kroger	496,500	13,753
Safeway	558,300	10,747

		33,406

Semi-Conductors/Instruments (1.9%)
Intel	673,700	14,175
Sanmina*	114,223	1,087
Vishay Intertechnology*	486,600	5,348

		20,610

Steel & Steel Works (1.3%)
Reliance Steel & Aluminum	120,300	7,786
Steel Dynamics	382,500	5,818

		13,604

Technology Distributors (0.6%)
Insight Enterprises*	317,200	6,217

Telephones & Telecommunications (3.9%)
Arris Group*	80,701	1,333
AT&T	177,600	6,179

Schedule of Investments January 31, 2013	(Unaudited)

LSV Value Equity Fund	Shares/ Face Amount	Value (000)

Telephones & Telecommunications (continued)
Cisco Systems	912,400	$18,768
Corning	682,200	8,187
Harris	177,900	8,219

		42,686

Total Common Stock (Cost $974,395)		1,075,068

Repurchase Agreement (1.2%)
Morgan Stanley 0.020%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $13,467,177 (collateralized by a U.S. Treasury Note, par value $13,654,963, 3.125%, 05/15/2021, with total market value $13,736,527)	$13,467	13,467

Total Repurchase Agreement (Cost $13,467)		13,467

Total Investments — 100.0% (Cost $987,862)†		$1,088,535

Percentages are based on Net Assets of $1,088,573 (000).

Cl	Class

*	Non-income producing security.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $987,862 (000), and the unrealized appreciation and depreciation were $224,080 (000) and ($123,407 (000)) respectively.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,075,068	$—	$—	$1,075,068
Repurchase Agreement	—	13,467	—	13,467
Total Investments in Securities	$1,075,068	$13,467	$—	$1,088,535

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2013, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013